INTANGIBLE ASSETS (Schedule of Intangible Assets) (Details) - Customer relationships [Member] - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Cost	$ 1,342	$ 1,342
Accumulated amortization	(431)	(297)
Amortized cost	$ 911	$ 1,045